Derivative Financial Instruments (Gains And Losses For Trading And Risk Management Derivatives (Not Designated As Hedging Instruments)) (Detail) (Not Designated as Hedging Instrument [Member], JPY ¥)
In Billions, unless otherwise specified
	6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	¥ (67)	¥ 193
Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	34	30
Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	(3)	99
Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	(94)	67
Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	(4)	4
Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives		(10)
Other Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives		3
Foreign Exchange Gains (Losses)-Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	(5)	99
Foreign Exchange Gains (Losses)-Net [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Gains (Losses)-Net [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	(3)	99
Foreign Exchange Gains (Losses)-Net [Member] | Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Gains (Losses)-Net [Member] | Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Gains (Losses)-Net [Member] | Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Gains (Losses)-Net [Member] | Other Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	(2)
Trading Account Profits (Losses)-Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	(62)	94
Trading Account Profits (Losses)-Net [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	34	30
Trading Account Profits (Losses)-Net [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives
Trading Account Profits (Losses)-Net [Member] | Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	(94)	67
Trading Account Profits (Losses)-Net [Member] | Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	(4)	4
Trading Account Profits (Losses)-Net [Member] | Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives		(10)
Trading Account Profits (Losses)-Net [Member] | Other Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	¥ 2	¥ 3